Investments Investment Portfolio by Major Security Type (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Net unsettled security transactions offset in other liabilities	$ 31,300,000	$ 61,300,000
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 1,900,000,000	$ 1,800,000,000